Employee Benefit Plan, Fair Value and NAV (Tables) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV - Text Block
4. Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Level inputs, as defined by the Financial Accounting Standards Board guidance for fair value measurements and disclosures, are as follows: Level 1, inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date; Level 2, inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and Level 3, unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The following methods and assumptions were used to determine the fair value of investments recorded at fair value in the statements of net assets available for benefits.
Elevance Health common stock: Valued at the closing price on the New York Stock Exchange on the last business day of the plan year.
Mutual funds: Valued at quoted market prices, which represent net asset value ("NAV") of shares held by the Plan.
Collective investment trusts (CITs): Valued based on the NAV of the units of a collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the trust less its liabilities. There are no restrictions on redemptions from the CITs and no unfunded commitments.
The following table sets forth by level within the fair value hierarchy a summary of the EH Master Trust investments by general types measured at fair value on a recurring basis as of December 31, 2025:

December 31, 2025	Total	Level 1	Level 2	Level 3
Elevance Health common stock	$352,309,761	$352,309,761	$—	$—
Mutual funds	302,657,683	302,657,683	—	—
Self-directed brokerage accounts	316,803,497	312,048,032	4,544,392	211,073
Investments measured at fair value	971,770,941	967,015,476	4,544,392	211,073
Investments measured at NAV	12,095,039,709
Total investments at fair value	$13,066,810,650
The following table sets forth by level within the fair value hierarchy a summary of the EH Master Trust investments by general types measured at fair value on a recurring basis as of December 31, 2024:

December 31, 2024	Total	Level 1	Level 2	Level 3
Elevance Health common stock	$408,045,086	$408,045,086	$—	$—
Mutual funds	329,248,156	329,248,156	—	—
Self-directed brokerage accounts	250,803,504	246,848,476	3,920,987	34,041
Investments measured at fair value	988,096,746	984,141,718	3,920,987	34,041
Investments measured at NAV	10,874,772,817
Total investments at fair value	$11,862,869,563
Our Level 3 securities as of December 31, 2025 and December 31, 2024 primarily consisted of certain corporate fixed maturity securities for which observable inputs were not always available. The fair values of these securities were estimated using inputs including, but not limited to, credit spreads, default rates and benchmark yields. There were no material transfers in or out of Level 3 during either the year ended December 31, 2025 or the year ended December 31, 2024.
The following table sets forth by level within the fair value hierarchy a summary of the Plan's investments by general types measured at fair value on a recurring basis as of December 31, 2025:

December 31, 2025	Total	Level 1	Level 2	Level 3
Mutual funds	$114,074,239	$114,074,239	$—	$—
Investments measured at fair value	114,074,239	114,074,239	—	—
Investments measured at NAV	10,926,217
Total investments at fair value	$125,000,456
The following table sets forth by level within the fair value hierarchy a summary of the Plan's investments measured at fair value on a recurring basis as of December 31, 2024:

December 31, 2024	Total	Level 1	Level 2	Level 3
Mutual funds	$84,682,391	$84,682,391	$—	$—
Investments measured at fair value	84,682,391	84,682,391	—	—
Investments measured at NAV	7,897,333
Total investments at fair value	$92,579,724

EBP, Investment, Fair Value and NAV - Table Text Block
The following table sets forth by level within the fair value hierarchy a summary of the EH Master Trust investments by general types measured at fair value on a recurring basis as of December 31, 2025:

December 31, 2025	Total	Level 1	Level 2	Level 3
Elevance Health common stock	$352,309,761	$352,309,761	$—	$—
Mutual funds	302,657,683	302,657,683	—	—
Self-directed brokerage accounts	316,803,497	312,048,032	4,544,392	211,073
Investments measured at fair value	971,770,941	967,015,476	4,544,392	211,073
Investments measured at NAV	12,095,039,709
Total investments at fair value	$13,066,810,650
The following table sets forth by level within the fair value hierarchy a summary of the EH Master Trust investments by general types measured at fair value on a recurring basis as of December 31, 2024:

December 31, 2024	Total	Level 1	Level 2	Level 3
Elevance Health common stock	$408,045,086	$408,045,086	$—	$—
Mutual funds	329,248,156	329,248,156	—	—
Self-directed brokerage accounts	250,803,504	246,848,476	3,920,987	34,041
Investments measured at fair value	988,096,746	984,141,718	3,920,987	34,041
Investments measured at NAV	10,874,772,817
Total investments at fair value	$11,862,869,563
Our Level 3 securities as of December 31, 2025 and December 31, 2024 primarily consisted of certain corporate fixed maturity securities for which observable inputs were not always available. The fair values of these securities were estimated using inputs including, but not limited to, credit spreads, default rates and benchmark yields. There were no material transfers in or out of Level 3 during either the year ended December 31, 2025 or the year ended December 31, 2024.
The following table sets forth by level within the fair value hierarchy a summary of the Plan's investments by general types measured at fair value on a recurring basis as of December 31, 2025:

December 31, 2025	Total	Level 1	Level 2	Level 3
Mutual funds	$114,074,239	$114,074,239	$—	$—
Investments measured at fair value	114,074,239	114,074,239	—	—
Investments measured at NAV	10,926,217
Total investments at fair value	$125,000,456
The following table sets forth by level within the fair value hierarchy a summary of the Plan's investments measured at fair value on a recurring basis as of December 31, 2024:

December 31, 2024	Total	Level 1	Level 2	Level 3
Mutual funds	$84,682,391	$84,682,391	$—	$—
Investments measured at fair value	84,682,391	84,682,391	—	—
Investments measured at NAV	7,897,333
Total investments at fair value	$92,579,724

Investments, at fair value, Interest in EH Master Trust	$ 1,687,627	$ 1,476,972
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	125,000,456	92,579,724
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	13,066,810,650	11,862,869,563
Total investments measured at fair value - Master Trust	971,770,941	988,096,746
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	114,074,239	84,682,391
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value - Master Trust	967,015,476	984,141,718
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	114,074,239	84,682,391
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value - Master Trust	4,544,392	3,920,987
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value - Master Trust	211,073	34,041
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	12,095,039,709	10,874,772,817
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	10,926,217	7,897,333
Mutual Fund | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	302,657,683	329,248,156
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	114,074,239	84,682,391
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	302,657,683	329,248,156
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	114,074,239	84,682,391
Mutual Fund | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	0	0
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Mutual Fund | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	0	0
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Employer, Common Stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	352,309,761	408,045,086
EBP, Employer, Common Stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	352,309,761	408,045,086
EBP, Employer, Common Stock | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	0	0
EBP, Employer, Common Stock | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	0	0
EBP, Self-Directed Brokerage Account | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	316,803,497	250,803,504
EBP, Self-Directed Brokerage Account | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	312,048,032	246,848,476
EBP, Self-Directed Brokerage Account | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	4,544,392	3,920,987
EBP, Self-Directed Brokerage Account | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value, Interest in EH Master Trust	$ 211,073	$ 34,041